American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
May 31, 2022

Avantis® U.S. Small Cap Value ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.3%
AAR Corp.(1)	163,553	7,886,526
Moog, Inc., Class A	36,772	2,992,873
		10,879,399
Air Freight and Logistics — 1.1%
Air Transport Services Group, Inc.(1)	448,488	13,553,307
Atlas Air Worldwide Holdings, Inc.(1)	215,826	15,045,231
Hub Group, Inc., Class A(1)	134,180	9,792,456
		38,390,994
Airlines — 0.9%
Allegiant Travel Co.(1)	84,897	12,687,857
Hawaiian Holdings, Inc.(1)	262,710	4,663,102
JetBlue Airways Corp.(1)	715,444	7,683,868
Mesa Air Group, Inc.(1)	21,396	65,686
SkyWest, Inc.(1)	277,156	7,472,126
		32,572,639
Auto Components — 1.0%
American Axle & Manufacturing Holdings, Inc.(1)	500,684	4,060,547
Dana, Inc.	175	2,898
Dorman Products, Inc.(1)	39,922	4,034,118
Gentherm, Inc.(1)	10,225	704,912
Goodyear Tire & Rubber Co.(1)	1,520,448	19,644,188
Modine Manufacturing Co.(1)	175,511	2,074,540
Motorcar Parts of America, Inc.(1)	68,711	1,018,984
Standard Motor Products, Inc.	63,954	2,554,962
Workhorse Group, Inc.(2)(1)	363,771	1,124,053
		35,219,202
Automobiles — 0.8%
Harley-Davidson, Inc.	141,905	4,992,218
Thor Industries, Inc.	189,196	14,373,220
Winnebago Industries, Inc.	170,008	8,406,896
		27,772,334
Banks — 15.2%
1st Source Corp.	37,608	1,768,328
ACNB Corp.	33,755	1,164,885
Allegiance Bancshares, Inc.	1,608	64,722
Amalgamated Financial Corp.	74,999	1,629,728
Amerant Bancorp, Inc.	103,648	3,053,470
Ameris Bancorp	211,573	9,645,613
Arrow Financial Corp.	66,382	2,199,236
Associated Banc-Corp.	501,539	10,381,857
Atlantic Union Bankshares Corp.	74,731	2,635,015
Banc of California, Inc.	68,862	1,324,905
BancFirst Corp.	75,081	6,812,099
Bancorp, Inc.(1)	272,825	5,682,945
Bank First Corp.(2)	10,214	742,251
Bank of Hawaii Corp.	160,446	12,752,248
Bank OZK	115,824	4,803,221
BankFinancial Corp.	58,298	566,074

BankUnited, Inc.	328,147	13,670,604
Bankwell Financial Group, Inc.	23,554	841,820
Banner Corp.	129,596	7,530,824
BCB Bancorp, Inc.	75,349	1,519,789
Brookline Bancorp., Inc.	179,752	2,547,086
Byline Bancorp, Inc.	119,445	2,983,736
Cadence Bank	70,768	1,891,629
Cambridge Bancorp	803	67,051
Camden National Corp.	16,178	716,038
Cathay General Bancorp.	311,134	12,790,719
CB Financial Services, Inc.	18,773	424,833
Central Pacific Financial Corp.	152,801	3,688,616
Central Valley Community Bancorp	56,304	945,907
City Holding Co.	52,173	4,282,882
CNB Financial Corp.	75,061	1,886,283
Codorus Valley Bancorp, Inc.	45,577	1,062,400
Columbia Banking System, Inc.	7,315	220,547
Community Trust Bancorp, Inc.	39,860	1,676,113
ConnectOne Bancorp, Inc.	139,318	3,839,604
CrossFirst Bankshares, Inc.(1)	26,959	362,059
Customers Bancorp, Inc.(1)	142,122	5,869,639
Dime Community Bancshares, Inc.	88,211	2,773,354
Eagle Bancorp, Inc.	144,416	7,157,257
Enterprise Financial Services Corp.	54,025	2,501,898
Equity Bancshares, Inc., Class A	6,897	224,221
F.N.B. Corp.	1,009,927	12,270,613
Farmers National Banc Corp.	128,342	1,993,151
FB Financial Corp.	58,101	2,441,404
Financial Institutions, Inc.	77,595	2,184,299
First BanCorp	817,762	12,209,187
First Bancorp, Inc.	18,840	570,287
First Bancorp/Southern Pines NC	52,226	1,956,908
First Bancshares, Inc.	9,613	289,351
First Busey Corp.	130,484	3,059,850
First Business Financial Services, Inc.	36,209	1,245,590
First Commonwealth Financial Corp.	142,950	2,002,729
First Community Bankshares, Inc.	5,096	146,765
First Financial Corp.	29,965	1,347,826
First Foundation, Inc.	182,537	4,116,209
First Internet Bancorp	40,759	1,575,335
First Interstate Bancsystem, Inc., Class A	224	8,528
First Mid Bancshares, Inc.	59,461	2,238,707
First of Long Island Corp.	103,486	1,968,304
First United Corp.	33,067	703,004
Flushing Financial Corp.	44,099	1,018,687
Franklin Financial Services Corp.	18,680	569,927
Fulton Financial Corp.	504,145	7,990,698
Great Southern Bancorp, Inc.	65,011	3,858,403
Hancock Whitney Corp.	312,342	15,567,125
Hanmi Financial Corp.	161,747	3,775,175
HarborOne Bancorp, Inc.	123,072	1,758,699
Hawthorn Bancshares, Inc.	27,339	723,663
Heartland Financial USA, Inc.	103,911	4,595,984
Hilltop Holdings, Inc.	267,914	8,040,099

HomeTrust Bancshares, Inc.	29,952	803,912
Hope Bancorp, Inc.	417,320	6,084,526
Horizon Bancorp, Inc.	78,569	1,411,885
Independent Bank Corp. (Massachusetts)	7,820	651,406
Independent Bank Corp. (Michigan)	112,861	2,235,776
International Bancshares Corp.	224,976	9,433,244
Lakeland Bancorp, Inc.	224,387	3,482,486
Lakeland Financial Corp.	93,156	6,722,137
Live Oak Bancshares, Inc.	50,202	2,016,112
Macatawa Bank Corp.	144,214	1,336,864
Mercantile Bank Corp.	81,877	2,706,035
Metropolitan Bank Holding Corp.(1)	23,390	1,806,410
Midland States Bancorp, Inc.	119,923	3,223,530
MidWestOne Financial Group, Inc.	67,246	2,046,296
MVB Financial Corp.	74,328	2,774,664
National Bank Holdings Corp., Class A	80,211	3,268,598
NBT Bancorp, Inc.	116,197	4,296,965
Nicolet Bankshares, Inc.(1)	15,342	1,225,212
Northeast Bank	47,315	1,788,980
Northrim BanCorp, Inc.	28,665	1,191,317
OFG Bancorp	232,831	6,598,431
Old National Bancorp.	13,548	215,413
Old Second Bancorp, Inc.	160,601	2,452,377
Origin Bancorp, Inc.	40,672	1,589,462
Orrstown Financial Services, Inc.	50,752	1,247,484
Pacific Premier Bancorp, Inc.	175,855	5,725,839
PacWest Bancorp	456,917	14,429,439
Park National Corp.	25,233	3,121,574
Parke Bancorp, Inc.	50,836	1,255,649
PCB Bancorp.	66,137	1,324,724
Peapack-Gladstone Financial Corp.	84,188	2,837,136
Peoples Bancorp, Inc.	47,795	1,365,981
Popular, Inc.	141,934	11,597,427
Preferred Bank	29,931	2,050,573
Premier Financial Corp.	72,965	1,982,459
Primis Financial Corp.	101,252	1,366,902
QCR Holdings, Inc.	66,788	3,701,391
RBB Bancorp	78,721	1,689,353
Red River Bancshares, Inc.	2,402	123,343
Republic Bancorp, Inc., Class A	57,399	2,637,484
Riverview Bancorp, Inc.	113,631	773,827
Sandy Spring Bancorp, Inc.	136,811	5,793,946
ServisFirst Bancshares, Inc.	169,952	14,167,199
Shore Bancshares, Inc.	30,245	611,856
Sierra Bancorp	70,619	1,528,901
Simmons First National Corp., Class A	172,021	4,422,660
SmartFinancial, Inc.	50,803	1,315,798
Southern First Bancshares, Inc.(1)	33,732	1,521,313
Southside Bancshares, Inc.	31,945	1,288,342
SouthState Corp.	33,409	2,700,115
Stock Yards Bancorp, Inc.	20,574	1,213,866
Summit Financial Group, Inc.	53,435	1,463,050
Synovus Financial Corp.	200,921	8,569,281
Texas Capital Bancshares, Inc.(1)	153,231	8,662,148

Tompkins Financial Corp.	15,049	1,146,884
Towne Bank	178,619	5,265,688
Trico Bancshares	39,194	1,777,056
TriState Capital Holdings, Inc.(1)	124,421	3,804,794
Triumph Bancorp, Inc.(1)	87,346	6,353,548
Trustmark Corp.	237,723	6,915,362
UMB Financial Corp.	140,694	12,993,091
Umpqua Holdings Corp.	788,140	13,910,671
United Community Banks, Inc.	274,739	8,635,047
United Security Bancshares	79,061	622,210
Unity Bancorp, Inc.	36,210	1,050,090
Univest Financial Corp.	46,272	1,226,208
Valley National Bancorp	721,628	9,171,892
Washington Trust Bancorp, Inc.	67,418	3,384,384
West BanCorp, Inc.	74,936	1,907,121
Wintrust Financial Corp.	205,476	17,956,548
		522,899,705
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	16,678	9,422,570
Biotechnology — 1.3%
Alector, Inc.(1)	96,244	852,722
Catalyst Pharmaceuticals, Inc.(1)	519,753	3,742,221
CRISPR Therapeutics AG(1)	166,233	9,649,826
Dynavax Technologies Corp.(1)	96,602	1,145,700
Emergent BioSolutions, Inc.(1)	262,480	8,651,341
Ironwood Pharmaceuticals, Inc.(1)	843,038	9,501,038
iTeos Therapeutics, Inc.(1)	133,244	2,331,770
Ovid therapeutics, Inc.(2)(1)	43,741	73,922
REGENXBIO, Inc.(1)	179,267	3,771,778
Sage Therapeutics, Inc.(1)	7,161	223,924
uniQure NV(1)	231,810	3,328,792
Vir Biotechnology, Inc.(1)	52,158	1,346,198
XOMA Corp.(2)(1)	1,021	18,592
		44,637,824
Building Products — 0.7%
Apogee Enterprises, Inc.	123,727	5,147,043
Griffon Corp.	18,916	606,636
Insteel Industries, Inc.	86,425	3,578,859
Masonite International Corp.(1)	118,642	10,894,895
Quanex Building Products Corp.	167,684	3,410,693
UFP Industries, Inc.	2,733	210,988
		23,849,114
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc., Class A	14,099	541,543
B. Riley Financial, Inc.	78,563	4,269,899
Brightsphere Investment Group, Inc.	462	9,420
Cowen, Inc., Class A	125,423	3,328,726
Diamond Hill Investment Group, Inc.	14,034	2,626,323
Evercore, Inc., Class A	93,820	10,714,244
Janus Henderson Group PLC	224,407	6,308,081
Moelis & Co., Class A	137,506	6,451,781
Oppenheimer Holdings, Inc., Class A	40,823	1,457,789
Piper Sandler Cos.	70,311	9,266,287
Stifel Financial Corp.	131,465	8,436,109
StoneX Group, Inc.(1)	52,470	3,938,923

Victory Capital Holdings, Inc., Class A	499	14,112
Virtus Investment Partners, Inc.	13,926	2,682,983
		60,046,220
Chemicals — 3.3%
AdvanSix, Inc.	178,695	8,278,939
AgroFresh Solutions, Inc.(1)	118,852	210,368
American Vanguard Corp.	137,358	3,389,995
Cabot Corp.	317,519	24,007,612
Chemours Co.	738,219	31,809,857
Ecovyst, Inc.	98,813	1,014,809
Hawkins, Inc.	106,999	3,869,084
Intrepid Potash, Inc.(1)	49,410	3,254,637
Kronos Worldwide, Inc.	47,986	914,133
LSB Industries, Inc.(1)	136,715	2,750,706
NewMarket Corp.	16,821	5,542,856
Orion Engineered Carbons SA	214,366	4,139,407
Rayonier Advanced Materials, Inc.(1)	437,322	1,683,690
Sensient Technologies Corp.	98	8,569
Stepan Co.	89,278	10,008,957
Tredegar Corp.	23,911	289,562
Tronox Holdings PLC, Class A	633,662	11,412,253
		112,585,434
Commercial Services and Supplies — 0.7%
Civeo Corp.(1)	1,694	51,159
Clean Harbors, Inc.(1)	9,180	857,412
Ennis, Inc.	106,825	1,938,874
Healthcare Services Group, Inc.	34,945	600,005
Heritage-Crystal Clean, Inc.(1)	45,004	1,240,760
HNI Corp.	101,439	3,867,869
Interface, Inc.	277,028	3,986,433
McGrath RentCorp	141,110	11,600,653
Quad/Graphics, Inc.(1)	126,436	508,273
		24,651,438
Communications Equipment — 0.6%
Aviat Networks, Inc.(1)	9,702	284,463
EchoStar Corp., Class A(1)	173,776	4,175,837
InterDigital, Inc.	44,278	2,890,911
ViaSat, Inc.(1)	338,890	13,382,766
		20,733,977
Construction and Engineering — 1.3%
Arcosa, Inc.	39	2,062
Argan, Inc.	33,647	1,345,544
Dycom Industries, Inc.(1)	103,582	9,644,520
Fluor Corp.(1)	419,680	11,847,567
Granite Construction, Inc.	199,737	6,521,413
Great Lakes Dredge & Dock Corp.(1)	86,812	1,276,136
MYR Group, Inc.(1)	97,766	8,956,343
Northwest Pipe Co.(1)	29,818	996,219
Primoris Services Corp.	59,816	1,452,333
Sterling Construction Co., Inc.(1)	101,797	2,505,224
Tutor Perini Corp.(1)	137,751	1,396,795
		45,944,156
Construction Materials — 0.1%
Eagle Materials, Inc.	22,904	2,990,346

Consumer Finance — 2.0%
Atlanticus Holdings Corp.(1)	9,600	373,536
Elevate Credit, Inc.(1)	7,865	21,314
Encore Capital Group, Inc.(1)	96,861	5,919,176
Green Dot Corp., Class A(1)	184,816	5,330,093
Navient Corp.	608,600	9,737,600
Nelnet, Inc., Class A	88,569	7,500,909
OneMain Holdings, Inc.	47,042	2,072,671
PRA Group, Inc.(1)	109,959	4,068,483
PROG Holdings, Inc.(1)	252,043	7,357,135
Regional Management Corp.	47,580	2,263,856
SLM Corp.	1,197,152	23,452,208
World Acceptance Corp.(2)(1)	9,659	1,430,208
		69,527,189
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.(1)	42,153	1,375,031
Graham Holdings Co., Class B	3	1,839
Grand Canyon Education, Inc.(1)	166,275	14,826,742
Laureate Education, Inc., Class A	234,139	2,980,589
Perdoceo Education Corp.(1)	354,598	3,868,664
Stride, Inc.(1)	62,224	2,433,581
Universal Technical Institute, Inc.(1)	50,502	458,558
		25,945,004
Diversified Financial Services†
Alerus Financial Corp.	42,904	1,089,762
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	27,676	1,220,235
IDT Corp., Class B(1)	400	11,024
Iridium Communications, Inc.(1)	468,415	17,382,880
		18,614,139
Electrical Equipment — 1.2%
Atkore, Inc.(1)	236,215	25,728,538
Encore Wire Corp.	136,098	17,014,972
LSI Industries, Inc.	22,039	147,220
Powell Industries, Inc.	3	81
TPI Composites, Inc.(1)	2,402	33,123
		42,923,934
Electronic Equipment, Instruments and Components — 1.6%
Avnet, Inc.	32,188	1,559,509
Bel Fuse, Inc., Class B	1,000	16,110
Benchmark Electronics, Inc.	95,912	2,444,797
CTS Corp.	34,851	1,417,390
Daktronics, Inc.(1)	58,312	194,762
Insight Enterprises, Inc.(1)	10,497	1,037,313
Jabil, Inc.	27,098	1,667,069
Kimball Electronics, Inc.(1)	85,470	1,624,785
Methode Electronics, Inc.	69,944	3,150,977
Plexus Corp.(1)	58,593	4,968,686
Sanmina Corp.(1)	348,284	15,286,185
ScanSource, Inc.(1)	38	1,472
TTM Technologies, Inc.(1)	554,111	7,918,246
Vishay Intertechnology, Inc.	706,518	14,441,228
		55,728,529
Energy Equipment and Services — 3.4%
Archrock, Inc.	878,827	8,814,635

Bristow Group, Inc.(1)	118,641	3,771,597
Cactus, Inc., Class A	558	29,250
ChampionX Corp.	599,274	13,945,106
Dril-Quip, Inc.(1)	67,691	2,128,205
Exterran Corp.(1)	201,444	1,230,823
Helix Energy Solutions Group, Inc.(1)	603,302	2,799,321
Helmerich & Payne, Inc.	372,080	18,734,228
Nabors Industries Ltd.(1)	51,140	8,528,618
National Energy Services Reunited Corp.(1)	2,993	22,328
Newpark Resources, Inc.(1)	214,316	921,559
NOV, Inc.	657,609	13,152,180
Oceaneering International, Inc.(1)	540,606	6,876,508
Oil States International, Inc.(1)	32,950	255,033
Patterson-UTI Energy, Inc.	264,578	5,048,148
ProPetro Holding Corp.(1)	416,022	5,429,087
Select Energy Services, Inc., Class A(1)	57,086	483,518
TechnipFMC PLC(1)	271,228	2,234,919
TETRA Technologies Inc(1)	192,215	964,919
Transocean Ltd.(1)	1,838,554	7,574,843
US Silica Holdings, Inc.(1)	441,914	7,813,040
Valaris Ltd.(1)	36,224	2,153,517
Weatherford International PLC(1)	76,210	2,578,946
		115,490,328
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	94,977	6,341,614
Food and Staples Retailing — 1.9%
Andersons, Inc.	35,451	1,333,312
Ingles Markets, Inc., Class A	117,045	10,424,028
Natural Grocers by Vitamin Cottage, Inc.	63,699	1,124,924
PriceSmart, Inc.	59,109	4,647,741
SpartanNash Co.	238,195	8,196,290
Sprouts Farmers Market, Inc.(1)	589,691	15,974,729
United Natural Foods, Inc.(1)	403,257	17,102,129
Village Super Market, Inc., Class A	53,264	1,264,487
Weis Markets, Inc.	86,928	6,390,947
		66,458,587
Food Products — 1.7%
Flowers Foods, Inc.	835,766	23,067,142
Fresh Del Monte Produce, Inc.	103,638	2,646,915
Hostess Brands, Inc.(1)	15,997	339,936
John B Sanfilippo & Son, Inc.	14,090	1,076,194
Pilgrim's Pride Corp.(1)	122,094	4,068,172
Sanderson Farms, Inc.	119,670	23,874,165
Seaboard Corp.	9	37,254
Seneca Foods Corp., Class A(1)	28,105	1,597,769
		56,707,547
Health Care Equipment and Supplies — 0.6%
Co-Diagnostics, Inc.(1)	77,820	392,991
FONAR Corp.(1)	28,105	453,053
Meridian Bioscience, Inc.(1)	23,167	637,092
QuidelOrtho Corp.(1)	196,534	18,676,626
		20,159,762
Health Care Providers and Services — 0.4%
Ensign Group, Inc.	3,505	284,501
Fulgent Genetics, Inc.(1)	117,365	6,397,566

Innovage Holding Corp.(2)(1)	338	1,639
National Healthcare Corp.	4,799	337,322
Patterson Cos., Inc.	198,562	6,272,574
		13,293,602
Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.(1)	162,614	2,779,073
Hotels, Restaurants and Leisure — 0.8%
BJ's Restaurants, Inc.(1)	73,954	1,942,772
Bluegreen Vacations Holding Corp.	1	28
Carrols Restaurant Group, Inc.	101,892	187,481
Century Casinos, Inc.(1)	57,852	505,626
Cheesecake Factory, Inc.	199,307	6,509,367
Chuy's Holdings, Inc.(1)	68,442	1,546,105
Cracker Barrel Old Country Store, Inc.	100,146	10,215,893
Golden Entertainment, Inc.(1)	348	16,453
Hilton Grand Vacations, Inc.(1)	3,125	142,969
Monarch Casino & Resort, Inc.(1)	70,630	4,792,246
ONE Group Hospitality, Inc. (The)(1)	32,003	287,707
RCI Hospitality Holdings, Inc.	10,059	580,706
Red Robin Gourmet Burgers, Inc.(1)	11,317	111,359
Target Hospitality Corp.(1)	6,929	43,999
		26,882,711
Household Durables — 1.6%
Bassett Furniture Industries, Inc.	23,708	385,966
Beazer Homes USA, Inc.(1)	164,960	2,674,002
Century Communities, Inc.	3,116	169,417
Ethan Allen Interiors, Inc.	137,415	3,196,273
GoPro, Inc., Class A(1)	725,249	5,011,470
Hamilton Beach Brands Holding Co., Class A	1,929	19,907
La-Z-Boy, Inc.	244,038	6,230,290
Legacy Housing Corp.(1)	26,248	411,044
LGI Homes, Inc.(1)	788	77,216
M/I Homes, Inc.(1)	29,389	1,373,936
Sonos, Inc.(1)	2,524	55,856
Taylor Morrison Home Corp.(1)	755,578	21,889,095
Tri Pointe Homes, Inc.(1)	571,822	12,048,289
Universal Electronics, Inc.(1)	72,852	1,952,434
		55,495,195
Household Products†
Central Garden & Pet Co.(1)	464	20,964
Central Garden & Pet Co., Class A(1)	3,970	168,050
		189,014
Independent Power and Renewable Electricity Producers — 0.1%
Ormat Technologies, Inc.	32,211	2,704,436
Insurance — 4.4%
Ambac Financial Group, Inc.(1)	5,478	58,669
American Equity Investment Life Holding Co.	270,502	10,890,410
AMERISAFE, Inc.	71,771	3,617,258
Argo Group International Holdings Ltd.	110,609	4,685,397
Assured Guaranty Ltd.	83,302	4,902,323
Axis Capital Holdings Ltd.	356,069	20,854,961
Brighthouse Financial, Inc.(1)	338,233	16,614,005
CNO Financial Group, Inc.	465,640	9,578,215
Crawford & Co., Class A	38,574	316,307
Employers Holdings, Inc.	105,797	4,381,054

Genworth Financial, Inc., Class A(1)	2,098,906	8,500,569
Hanover Insurance Group, Inc. (The)	86,631	12,700,105
Horace Mann Educators Corp.	119,631	4,840,270
Mercury General Corp.	59,716	2,923,098
National Western Life Group, Inc., Class A	2,388	499,307
Primerica, Inc.	2,737	344,862
ProAssurance Corp.	35,279	783,547
Safety Insurance Group, Inc.	43,966	4,082,683
Selective Insurance Group, Inc.	199,966	15,857,304
SiriusPoint Ltd.(1)	279,778	1,566,757
Stewart Information Services Corp.	101,253	5,618,529
United Fire Group, Inc.	6,027	195,335
Unum Group	288,676	10,522,240
White Mountains Insurance Group Ltd.	5,506	6,854,199
		151,187,404
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	347,539	3,597,029
Internet and Direct Marketing Retail†
Duluth Holdings, Inc., Class B(1)	10,065	125,510
PetMed Express, Inc.	525	11,566
		137,076
IT Services — 0.5%
Alliance Data Systems Corp.	241,720	13,318,772
International Money Express, Inc.(1)	29,924	617,033
Kyndryl Holdings, Inc.(1)	277,869	3,428,903
		17,364,708
Leisure Products — 0.9%
Acushnet Holdings Corp.	94,547	3,848,063
Callaway Golf Co.(1)	1,555	33,759
Malibu Boats, Inc., Class A(1)	93,088	5,454,957
MasterCraft Boat Holdings, Inc.(1)	32,996	772,106
Nautilus, Inc.(1)	84,122	176,656
Smith & Wesson Brands, Inc.	266,929	4,132,061
Sturm Ruger & Co., Inc.	84,059	5,706,766
Vista Outdoor, Inc.(1)	293,832	11,324,285
		31,448,653
Machinery — 1.5%
Albany International Corp., Class A	135,069	11,399,824
Commercial Vehicle Group, Inc.(1)	66,799	450,893
EnPro Industries, Inc.	10,729	1,027,409
Greenbrier Cos., Inc.	5,199	216,330
Kennametal, Inc.	395,745	10,977,966
Miller Industries, Inc.	48,858	1,205,815
Mueller Industries, Inc.	328,523	17,690,964
REV Group, Inc.	119,418	1,465,259
Shyft Group, Inc.	312	6,923
Terex Corp.	217,814	7,708,438
TriMas Corp.	14,535	409,596
Trinity Industries, Inc.	768	19,093
		52,578,510
Marine — 1.2%
Costamare, Inc.	289,431	4,115,709
Eagle Bulk Shipping, Inc.	86,676	6,349,884
Genco Shipping & Trading Ltd.	240,120	6,063,030
Matson, Inc.	253,874	22,818,195

Pangaea Logistics Solutions Ltd.	91,388	613,213
Safe Bulkers, Inc.	150,967	718,603
		40,678,634
Media — 0.3%
Audacy, Inc.(1)	676,521	1,177,147
Cumulus Media, Inc., Class A(1)	44,829	540,189
Entravision Communications Corp., Class A	307,007	1,605,647
Scholastic Corp.	62,248	2,336,167
WideOpenWest, Inc.(1)	266,276	5,852,746
		11,511,896
Metals and Mining — 2.9%
Alcoa Corp.	24,593	1,517,880
Alpha Metallurgical Resources, Inc.(1)	108,638	17,571,110
Carpenter Technology Corp.	125,141	4,408,717
Coeur Mining, Inc.(1)	850,833	3,309,740
Commercial Metals Co.	624,952	24,829,343
Gold Resource Corp.	16,723	29,265
Haynes International, Inc.	7,695	294,334
Hecla Mining Co.	1,925,778	9,089,672
Kaiser Aluminum Corp.	25,361	2,591,133
Ryerson Holding Corp.	118,955	3,585,304
Schnitzer Steel Industries, Inc., Class A	131,908	5,358,103
SunCoke Energy, Inc.	589,394	4,768,198
TimkenSteel Corp.(1)	309,949	7,159,822
United States Steel Corp.	5,456	136,782
Warrior Met Coal, Inc.	433,475	14,573,430
Worthington Industries, Inc.	39,209	1,828,708
		101,051,541
Multiline Retail — 1.2%
Big Lots, Inc.	151,789	3,717,313
Dillard's, Inc., Class A(2)	30,233	9,114,645
Kohl's Corp.	132,278	5,333,449
Macy's, Inc.	984,919	23,293,334
		41,458,741
Oil, Gas and Consumable Fuels — 15.0%
Antero Midstream Corp.	1,460,014	15,855,752
Antero Resources Corp.(1)	423,258	18,149,303
Arch Resources, Inc.	113,195	17,300,724
Berry Corp.	437,323	4,867,405
Brigham Minerals, Inc., Class A	104,779	3,175,851
California Resources Corp.	43,078	1,881,216
Callon Petroleum Co.(1)	316,222	18,486,338
Centennial Resource Development, Inc., Class A(1)	1,100,767	8,740,090
Civitas Resources, Inc.	330,390	25,225,276
CNX Resources Corp.(1)	979,379	21,272,112
Comstock Resources, Inc.(1)	538,059	10,384,539
CONSOL Energy, Inc.(1)	190,296	9,811,662
Crescent Energy Co., Class A(2)	1,127	20,365
CVR Energy, Inc.	157,255	5,414,290
Denbury, Inc.(1)	114,435	8,369,776
DHT Holdings, Inc.	615,873	3,670,603
Dorian LPG Ltd.	152,139	2,586,363
Earthstone Energy, Inc., Class A(1)	161,837	2,916,303
EnLink Midstream LLC	1,652,373	18,837,052
Equitrans Midstream Corp.	1,970,632	15,508,874

Evolution Petroleum Corp.	77,375	567,159
Gulfport Energy Corp.(1)	14,794	1,431,319
Hallador Energy Co.(1)	20,558	99,090
HF Sinclair Corp.	57,643	2,830,271
International Seaways, Inc.	4,990	120,409
Kimbell Royalty Partners LP	47,064	892,333
Kosmos Energy Ltd.(1)	2,823,055	21,850,446
Laredo Petroleum, Inc.(1)	85,605	7,205,373
Magnolia Oil & Gas Corp., Class A	863,274	23,834,995
Matador Resources Co.	502,865	30,624,478
Murphy Oil Corp.	721,297	30,597,419
NACCO Industries, Inc., Class A	20,668	1,192,337
Oasis Petroleum, Inc.	51,953	8,246,500
Overseas Shipholding Group, Inc., Class A(1)	253,655	542,822
Ovintiv, Inc.	22	1,232
PBF Energy, Inc., Class A(1)	499,772	16,592,430
PDC Energy, Inc.	437,564	34,628,815
Peabody Energy Corp.(1)	334,006	7,885,882
Plains GP Holdings LP, Class A	154,519	1,848,047
Range Resources Corp.(1)	670,292	22,756,413
Ranger Oil Corp., Class A(1)	130,732	5,596,637
REX American Resources Corp.(1)	974	84,631
Ring Energy, Inc.(1)	381,074	1,691,968
SandRidge Energy, Inc.(1)	200,745	4,731,560
SFL Corp. Ltd.	653,020	7,346,475
SilverBow Resources, Inc.(2)(1)	66,425	2,565,333
SM Energy Co.	781,773	37,736,183
Talos Energy, Inc.(1)	347,486	7,505,698
Teekay Corp.(1)	202,319	683,838
VAALCO Energy, Inc.	70,698	541,547
Whiting Petroleum Corp.	258,681	22,882,921
World Fuel Services Corp.	1,129	27,988
		517,616,443
Paper and Forest Products — 1.6%
Boise Cascade Co.	253,958	19,636,033
Clearwater Paper Corp.(1)	93,584	3,214,610
Glatfelter Corp.	50,857	438,387
Louisiana-Pacific Corp.	408,598	28,217,778
Mercer International, Inc.	258,566	3,819,020
		55,325,828
Personal Products — 0.5%
Inter Parfums, Inc.	50	3,690
Lifevantage Corp.	55,614	228,573
Nature's Sunshine Products, Inc.(1)	12,188	147,353
Nu Skin Enterprises, Inc., Class A	253,903	11,844,575
USANA Health Sciences, Inc.(1)	51,535	3,624,457
		15,848,648
Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals, Inc.(1)	31,423	1,167,050
Arvinas, Inc.(1)	199,173	8,303,522
Assertio Holdings, Inc.(2)(1)	42,708	128,551
Atea Pharmaceuticals, Inc.(1)	23,973	188,907
Collegium Pharmaceutical, Inc.(1)	119,624	1,868,527
Corcept Therapeutics, Inc.(1)	15,962	332,648
Innoviva, Inc.(1)	394,431	5,983,518

Phibro Animal Health Corp., Class A	2,464	47,334
Prestige Consumer Healthcare, Inc.(1)	236,316	13,191,159
SIGA Technologies, Inc.	75,370	824,548
Supernus Pharmaceuticals, Inc.(1)	47,718	1,329,901
		33,365,665
Professional Services — 0.7%
Barrett Business Services, Inc.	10,413	779,517
BGSF, Inc.	200	2,546
CBIZ, Inc.(1)	11,448	468,910
CRA International, Inc.	7,704	660,464
Heidrick & Struggles International, Inc.	90,018	3,111,022
Kelly Services, Inc., Class A	70,593	1,409,036
Kforce, Inc.	101,472	6,664,681
Korn Ferry	108,188	6,649,235
TrueBlue, Inc.(1)	122,419	2,695,666
		22,441,077
Real Estate Management and Development — 0.4%
Douglas Elliman, Inc.	110,334	634,421
Five Point Holdings LLC, Class A(1)	13,577	65,984
Forestar Group, Inc.(1)	47,942	794,878
Kennedy-Wilson Holdings, Inc.	217,105	4,572,231
Marcus & Millichap, Inc.	153,251	6,418,152
RE/MAX Holdings, Inc., Class A	106,683	2,592,397
		15,078,063
Road and Rail — 2.4%
ArcBest Corp.	165,444	12,512,530
Covenant Logistics Group, Inc.	48,645	1,102,782
Heartland Express, Inc.	198,349	2,832,424
Landstar System, Inc.	3,386	512,742
Marten Transport Ltd.	371,495	6,523,452
PAM Transportation Services, Inc.(1)	9,336	260,008
Ryder System, Inc.	332,923	26,640,498
Saia, Inc.(1)	80,430	15,892,164
Schneider National, Inc., Class B	217,376	5,247,457
US Xpress Enterprises, Inc., Class A(1)	69,216	204,879
USA Truck, Inc.(1)	8,137	128,890
Werner Enterprises, Inc.	277,021	11,238,742
		83,096,568
Semiconductors and Semiconductor Equipment — 1.7%
Alpha & Omega Semiconductor Ltd.(1)	137,280	6,030,710
Amkor Technology, Inc.	499,929	10,218,549
Cirrus Logic, Inc.(1)	77,408	6,311,848
Diodes, Inc.(1)	132,753	10,223,309
Kulicke & Soffa Industries, Inc.	325,092	17,610,234
Photronics, Inc.(1)	383,165	8,330,007
SMART Global Holdings, Inc.(1)	42,723	1,053,122
		59,777,779
Specialty Retail — 6.6%
Aaron's Co., Inc.	205,095	4,011,658
Abercrombie & Fitch Co., Class A(1)	317,468	6,489,046
Academy Sports & Outdoors, Inc.	335,544	11,244,079
American Eagle Outfitters, Inc.(2)	692,696	8,388,549
Asbury Automotive Group, Inc.(1)	40,911	7,411,028
AutoNation, Inc.(1)	183,112	21,892,871

Bed Bath & Beyond, Inc.(1)	128,038	1,107,529
Big 5 Sporting Goods Corp.	161,728	2,062,032
Buckle, Inc.	173,092	5,687,803
Build-A-Bear Workshop, Inc.	37,881	772,394
Caleres, Inc.	237,184	6,750,257
Cato Corp., Class A	34,181	446,062
Chico's FAS, Inc.(1)	515,075	2,549,621
Children's Place, Inc.(1)	47,362	2,248,748
Citi Trends, Inc.(1)	53,264	1,591,528
Conn's, Inc.(1)	68,633	905,956
Container Store Group, Inc.(1)	82,095	632,131
Designer Brands, Inc., Class A	366,211	5,687,257
Dick's Sporting Goods, Inc.	468	38,016
Foot Locker, Inc.	444,350	14,654,663
Gap, Inc.	1,171,156	12,917,851
Genesco, Inc.(1)	90,937	5,120,662
Group 1 Automotive, Inc.	79,081	14,202,157
Guess?, Inc.	203,575	4,246,574
Haverty Furniture Cos., Inc.	63,993	1,808,442
Hibbett, Inc.	90,624	4,599,168
Kirkland's, Inc.(2)(1)	9,868	57,136
Lazydays Holdings, Inc.(2)(1)	70	1,087
LL Flooring Holdings, Inc.(1)	119,640	1,436,876
MarineMax, Inc.(1)	132,651	5,493,078
Murphy USA, Inc.	103,560	25,798,867
ODP Corp.(1)	170,395	6,507,385
Rent-A-Center, Inc.	28,358	780,979
Shoe Carnival, Inc.	72,577	1,978,449
Signet Jewelers Ltd.	313,164	18,664,574
Sonic Automotive, Inc., Class A	110,577	5,043,417
Tilly's, Inc., Class A	99,945	827,545
TravelCenters of America, Inc.(1)	70,843	2,766,419
Urban Outfitters, Inc.(1)	282,507	5,946,772
Zumiez, Inc.(1)	112,871	3,703,298
		226,471,964
Technology Hardware, Storage and Peripherals†
Immersion Corp.(1)	6,150	34,194
Textiles, Apparel and Luxury Goods — 1.1%
Carter's, Inc.	189,402	14,593,424
Culp, Inc.	26,399	146,514
Delta Apparel, Inc.(1)	696	20,400
Fossil Group, Inc.(1)	81,629	599,157
G-III Apparel Group Ltd.(1)	208,529	5,225,737
Lakeland Industries, Inc.(1)	12,065	214,757
Movado Group, Inc.	73,195	2,483,506
Oxford Industries, Inc.	98,029	8,936,324
PVH Corp.	80,156	5,680,656
Superior Group of Cos., Inc.	449	8,082
Unifi, Inc.(1)	19,116	302,224
Vera Bradley, Inc.(1)	4,921	33,512
		38,244,293
Thrifts and Mortgage Finance — 4.9%
Axos Financial, Inc.(1)	215,976	8,347,472
Bridgewater Bancshares, Inc.(1)	106,551	1,729,323
Enact Holdings, Inc.	2,814	68,436

Essent Group Ltd.	394,591	16,884,549
Federal Agricultural Mortgage Corp., Class C	53,246	5,591,362
Flagstar Bancorp, Inc.	252,821	9,741,193
FS Bancorp, Inc.	42,930	1,298,633
Hingham Institution For Savings	869	280,513
Home Bancorp, Inc.	30,965	1,064,886
HomeStreet, Inc.	122,002	4,917,901
Kearny Financial Corp.	10,421	129,325
Luther Burbank Corp.	70,983	968,208
Merchants Bancorp	112,982	2,879,911
Meta Financial Group, Inc.	101,918	4,236,731
MGIC Investment Corp.	1,330,245	18,530,313
Mr. Cooper Group, Inc.(1)	339,652	14,727,311
New York Community Bancorp, Inc.	925,840	9,239,883
NMI Holdings, Inc., Class A(1)	358,265	6,667,312
Northfield Bancorp, Inc.	61,769	820,910
OP Bancorp	66,137	815,469
PennyMac Financial Services, Inc.	155,179	7,606,875
Provident Financial Services, Inc.	199,389	4,583,953
Radian Group, Inc.	673,349	14,483,737
Southern Missouri Bancorp, Inc.	33,977	1,586,046
Sterling Bancorp, Inc.(1)	25,788	170,717
Territorial Bancorp, Inc.	35,834	765,773
TrustCo Bank Corp. NY	88,624	2,854,579
Walker & Dunlop, Inc.	107,653	11,444,590
Washington Federal, Inc.	257,949	8,370,445
Waterstone Financial, Inc.	112,627	1,947,321
WSFS Financial Corp.	159,291	6,814,469
		169,568,146
Trading Companies and Distributors — 4.2%
Air Lease Corp.	585,210	22,009,748
Alta Equipment Group, Inc.(1)	8,022	86,397
Applied Industrial Technologies, Inc.	13,475	1,393,450
BlueLinx Holdings, Inc.(1)	65,061	5,377,942
GATX Corp.	218,667	23,605,103
Global Industrial Co.	13,611	466,449
H&E Equipment Services, Inc.	169,839	6,054,760
Herc Holdings, Inc.	129,688	15,202,027
Kaman Corp.	83,306	3,016,510
NOW, Inc.(1)	632,646	6,984,412
Rush Enterprises, Inc., Class A	120,317	6,133,761
Rush Enterprises, Inc., Class B	7,784	385,386
Textainer Group Holdings Ltd.	246,485	7,995,973
Titan Machinery, Inc.(1)	104,193	2,751,737
Triton International Ltd.	462,511	29,494,327
Veritiv Corp.(1)	89,428	12,998,360
		143,956,342
Wireless Telecommunication Services — 0.4%
Telephone and Data Systems, Inc.	585,651	10,383,592
United States Cellular Corp.(1)	76,533	2,350,329
		12,733,921
TOTAL COMMON STOCKS (Cost $3,281,441,822)		3,437,498,901

SHORT-TERM INVESTMENTS
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	497,607	497,607
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,098,962	5,098,962
TOTAL SHORT-TERM INVESTMENTS (Cost $5,596,569)		5,596,569
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,287,038,391)		3,443,095,470
OTHER ASSETS AND LIABILITIES — 0.1%		2,652,192
TOTAL NET ASSETS — 100.0%		$3,445,747,662

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,022,901. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,644,460, which includes securities collateral of $5,545,498.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.